Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	22
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:	$1,148,453,622.72

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%	February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%	January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%	July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%	August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%	August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%	August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%	July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$308,101,084.43	0.8853479	$286,631,599.29	0.8236540	$21,469,485.14
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$500,941,084.43	0.4394837	$479,471,599.29	0.4206482	$21,469,485.14

Weighted Avg. Coupon (WAC)	3.22%		3.22%
Weighted Avg. Remaining Maturity (WARM)	39.56		38.66
Pool Receivables Balance	$536,641,295.39		$514,205,929.36
Remaining Number of Receivables	43,685		42,940

Adjusted Pool Balance	$518,167,888.77		$496,698,403.63

III. COLLECTIONS

Principal:
Principal Collections	$21,660,864.98
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$549,442.27
Total Principal Collections	$22,210,307.25

Interest:
Interest Collections	$1,386,216.73
Late Fees & Other Charges	$43,947.49
Interest on Repurchase Principal	$-
Total Interest Collections	$1,430,164.22

Collection Account Interest	$2,364.67
Reserve Account Interest	$302.98
Servicer Advances	$-

Total Collections	$23,643,139.12

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	22
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$23,643,139.12
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$23,643,139.12

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$447,201.08	$-	$447,201.08	$447,201.08
Collection Account Interest					$2,364.67
Late Fees & Other Charges					$43,947.49
Total due to Servicer					$493,513.24

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$202,833.21		$202,833.21
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$330,312.21		$330,312.21	$330,312.21

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$22,684,036.67

9. Regular Principal Distribution Amount:					$21,469,485.14

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$21,469,485.14
Class A-4 Notes				$-
Class A Notes Total:		$21,469,485.14		$21,469,485.14
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$21,469,485.14		$21,469,485.14

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,214,551.53

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$18,473,406.62
Beginning Period Amount	$18,473,406.62
Current Period Amortization	$965,880.89
Ending Period Required Amount	$17,507,525.73
Ending Period Amount	$17,507,525.73
Next Distribution Date Required Amount	$16,568,669.93

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	22
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.32%	3.47%	3.47%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.53%	42,309	97.92%	$503,515,115.29
30 - 60 Days	1.10%	471	1.55%	$7,956,227.85
61 - 90 Days	0.30%	129	0.43%	$2,218,270.35
91-120 Days	0.07%	31	0.10%	$516,315.87
121 + Days	0.00%	0	0.00%	$-
Total		42,940		$514,205,929.36

Delinquent Receivables 30+ Days Past Due
Current Period	1.47%	631	2.08%	$10,690,814.07
1st Preceding Collection Period	1.31%	574	1.83%	$9,843,835.63
2nd Preceding Collection Period	1.27%	564	1.78%	$9,967,817.59
3rd Preceding Collection Period	1.24%	565	1.72%	$10,087,200.56
Four-Month Average	1.32%		1.85%

Repossession in Current Period		35		$610,322.82
Repossession Inventory		85		$373,619.02

Current Charge-Offs
Gross Principal of Charge-Offs				$774,501.05
Recoveries				$(549,442.27)
Net Loss				$225,058.78

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.50%

Average Pool Balance for Current Period				$525,423,612.37

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.51%
1st Preceding Collection Period				1.07%
2nd Preceding Collection Period				0.82%
3rd Preceding Collection Period				0.76%
Four-Month Average				0.79%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		48	1,236	$20,782,119.08
Recoveries		60	1,024	$(10,754,253.94)
Net Loss				$10,027,865.14
Cumulative Net Loss as a % of Initial Pool Balance				0.84%

Net Loss for Receivables that have experienced a Net Loss *		31	1,070	$10,058,099.82
Average Net Loss for Receivables that have experienced a Net Loss				$9,400.09

Principal Balance of Extensions				$2,113,046.25
Number of Extensions				120

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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